Finance And Other Income - Summarizes The Companys Finance And Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance And Other Income [Abstract]
Interest on loans to Exar Capital	$ 33,068	$ 17,602
Interest on cash and cash equivalents and short-term bank deposits	19,188	7,115
Other	643	582
Finance and other income	$ 52,899	$ 25,299